Investment in Marketable Equity Securities (Table)	12 Months Ended
Mar. 31, 2021
Investment in Biohaven [Abstract]
Schedule of investment in marketable equity securities

The following table is a roll-forward of the investment in Biohaven as of March 31, 2021, 2020 and 2019:

	As of March 31,
(In thousands)	2021	2020	2019

Balance, beginning of year	$68	$103	$53
Unrealized (loss) gain on investment	–	(35)	50
Proceeds from the sale of the investment	(140)	–	–
Gain on sale	72	–	–
Balance, end of year	$–	$68	$103